Segment Information	12 Months Ended
Mar. 31, 2023
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 20 — SEGMENT INFORMATION

Based on management’s assessment, YS Group has one operating segment, which is the development, production, marketing and sale of biopharmaceutical products. No operating segments were aggregated to form the reportable operating segment.

YS Group’s non-current assets are located in the PRC and other countries, such as Singapore and United States. The location of these non-current assets can be aggregated to form the reportable geographical segment.

	As of March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
PRC	604,094,049	645,210,788	$93,893,911
Other countries/regions	26,777,039	4,602,447	$669,769

The non-current asset information above is based on the location of the assets and excludes financial instruments and deferred tax assets.